Cover	Oct. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-33216
Entity Registrant Name	SONOMA PHARMACEUTICALS, INC.
Entity Central Index Key	0001367083
Entity Tax Identification Number	68-0423298
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5445 Conestoga Court
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(800)
Local Phone Number	759-9305
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SNOA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false